Other disclosures - Credit Risk - Measurement uncertainty - Macroeconomic variables (specific bases and 5-year averages) (Details)		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		20.30%	5.00%	10.10%
Upside 2 [member] | GDP [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		32.70%		4.20%	4.50%
Upside 2 [member] | GDP [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		8.90%		3.20%	3.40%
Upside 2 [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		19.10%		4.20%	4.80%
Upside 2 [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.90%		3.50%	3.70%
Upside 2 [member] | Unemployment [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	3.50%		3.40%	3.40%
Upside 2 [member] | Unemployment [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.00%		3.50%	3.70%
Upside 2 [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	4.10%		3.00%	3.00%
Upside 2 [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.40%		3.10%	3.10%
Upside 2 [member] | HPI [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	45.30%		46.00%	46.40%
Upside 2 [member] | HPI [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		7.80%		7.90%	7.90%
Upside 2 [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	32.30%		37.10%	36.90%
Upside 2 [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.80%		6.50%	6.50%
Upside 2 [member] | Bank Rate [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.10%		0.50%	0.80%
Upside 2 [member] | Bank Rate [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.40%		0.50%	0.80%
Upside 2 [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.30%		1.50%	2.30%
Upside 2 [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.60%		1.60%	2.30%
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		22.40%	20.80%	23.10%
Upside 1 [member] | GDP [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		26.40%		2.90%	3.10%
Upside 1 [member] | GDP [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		7.20%		2.40%	2.60%
Upside 1 [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		13.50%		3.30%	3.70%
Upside 1 [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.40%		2.80%	3.00%
Upside 1 [member] | Unemployment [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	3.60%		3.80%	3.90%
Upside 1 [member] | Unemployment [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.30%		3.90%	4.00%
Upside 1 [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	4.40%		3.50%	3.40%
Upside 1 [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.10%		3.60%	3.50%
Upside 1 [member] | HPI [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	27.20%		32.00%	32.60%
Upside 1 [member] | HPI [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.00%		5.70%	5.80%
Upside 1 [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	20.90%		23.30%	30.20%
Upside 1 [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.90%		4.30%	5.40%
Upside 1 [member] | Bank Rate [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.10%		0.50%	0.80%
Upside 1 [member] | Bank Rate [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.30%		0.50%	0.80%
Upside 1 [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.30%		1.50%	2.30%
Upside 1 [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.50%		1.70%	2.30%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		25.40%	46.70%	40.80%
Baseline [member] | GDP [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.40%		1.60%	1.70%
Baseline [member] | GDP [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.40%		1.60%	1.70%
Baseline [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.30%		1.90%	2.10%
Baseline [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.30%		1.90%	2.10%
Baseline [member] | Unemployment [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	4.90%		4.20%	4.30%
Baseline [member] | Unemployment [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.90%		4.20%	4.30%
Baseline [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	6.30%		3.90%	3.70%
Baseline [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		6.30%		3.90%	3.70%
Baseline [member] | HPI [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	2.30%		3.10%	3.20%
Baseline [member] | HPI [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.30%		3.10%	3.20%
Baseline [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	2.30%		3.00%	4.10%
Baseline [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.30%		3.00%	4.10%
Baseline [member] | Bank Rate [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.20%		0.70%	1.00%
Baseline [member] | Bank Rate [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.20%		0.70%	1.00%
Baseline [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.30%		1.70%	2.70%
Baseline [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.30%		1.70%	2.70%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		17.50%	21.00%	22.70%
Downside 1 [member] | GDP [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		1.60%		0.20%	0.30%
Downside 1 [member] | GDP [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.20%		0.80%	0.90%
Downside 1 [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.00%		0.40%	0.40%
Downside 1 [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.70%		1.00%	1.10%
Downside 1 [member] | Unemployment [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	9.60%		5.70%	5.70%
Downside 1 [member] | Unemployment [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		6.20%		5.40%	5.10%
Downside 1 [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	15.40%		5.30%	5.20%
Downside 1 [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		8.40%		5.00%	4.70%
Downside 1 [member] | HPI [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	(15.00%)		(8.20%)	(0.50%)
Downside 1 [member] | HPI [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(1.40%)		(1.10%)	0.90%
Downside 1 [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	(8.80%)		0.50%	0.00%
Downside 1 [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(0.50%)		1.30%	2.40%
Downside 1 [member] | Bank Rate [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.30%		2.80%	2.50%
Downside 1 [member] | Bank Rate [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.10%		2.50%	2.30%
Downside 1 [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.40%		3.00%	3.00%
Downside 1 [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.30%		2.90%	3.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		14.40%	6.50%	3.30%
Downside 2 [member] | GDP [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		1.20%		(4.70%)	(4.10%)
Downside 2 [member] | GDP [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.80%		(0.70%)	(0.60%)
Downside 2 [member] | GDP [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(3.10%)		(3.40%)	(3.30%)
Downside 2 [member] | GDP [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		1.80%		(0.50%)	(0.50%)
Downside 2 [member] | Unemployment [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	10.90%		8.70%	8.80%
Downside 2 [member] | Unemployment [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		7.20%		7.70%	7.90%
Downside 2 [member] | Unemployment [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	18.70%		8.50%	8.40%
Downside 2 [member] | Unemployment [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		10.90%		7.50%	7.40%
Downside 2 [member] | HPI [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	(33.40%)		(32.40%)	(32.10%)
Downside 2 [member] | HPI [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(5.50%)		(6.50%)	(6.40%)
Downside 2 [member] | HPI [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	(19.70%)		(19.80%)	(17.40%)
Downside 2 [member] | HPI [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(3.10%)		(3.70%)	(2.60%)
Downside 2 [member] | Bank Rate [member] | United Kiingdom | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.20%		4.00%	4.00%
Downside 2 [member] | Bank Rate [member] | United Kiingdom | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.10%		3.70%	3.70%
Downside 2 [member] | Federal funds rate [member] | US | Specific bases [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.40%		3.50%	3.50%
Downside 2 [member] | Federal funds rate [member] | US | 5-year averages [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.30%		3.40%	3.40%

[1]	Lowest yearly average in Upside scenarios; 5-year average in Baseline; highest yearly average in Downside scenarios
[2]	Cumulative growth (trough to peak) in Upside scenarios; 5-year average i n Baseline; cumulative fall (peak-to-trough) in Downside scenarios